Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005519 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005519 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005519 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005519 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005519 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005519 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005519 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005519 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005519 | Oracle
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005519 | Diamondback Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005519 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000005519 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005519 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005519 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005519 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005519 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005519 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005519 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005519 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166313 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166313 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166313 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166313 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166313 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166313 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166313 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166313 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166313 | Oracle
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166313 | Diamondback Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166313 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000166313 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166313 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166313 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166313 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166313 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166313 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166313 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166313 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225817 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225817 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225817 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225817 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225817 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225817 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225817 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225817 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225817 | Oracle
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225817 | Diamondback Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225817 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000225817 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225817 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225817 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225817 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225817 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225817 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225817 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225817 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)